Reserves - Summary of Fair Value of Share Purchase Options (Detail) $ in Thousands	3 Months Ended						6 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 $ / shares	Jun. 30, 2019 USD ($) yr shares	Jun. 30, 2019 $ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 $ / shares	Jun. 30, 2020 USD ($) yr shares	Jun. 30, 2020 $ / shares	Jun. 30, 2019 USD ($) yr shares	Jun. 30, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per option granted		$ 5.57		$ 5.29		$ 6.11
Total fair value of options issued | $	$ 2,000				$ 3,000
Black-Scholes Weighted Average Assumptions [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price and exercise price				29.79				$ 33.47		$ 32.88
Expected dividend yield			1.60%				1.78%		1.49%
Expected volatility			30.00%				30.00%		31.00%
Risk-free interest rate			1.43%				0.52%		1.60%
Expected option life, in years | yr			2.5				2.5		2.5
Weighted average fair value per option granted				$ 5.29				$ 5.57		$ 6.10
Number of options issued during the period | shares			8,200				451,110		583,500
Total fair value of options issued | $			$ 32				$ 1,807		$ 2,652